Goodwill - Intangible assets, net (Details) - Mariadb Corporation Ab - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Goodwill and Identifiable Intangible Assets.
Gross Carrying Value	$ 1,892	$ 1,278
Accumulated Amortization	(772)	(572)
Net Book Value	$ 1,120	$ 706
Finite-Lived Intangible Assets, Remaining Amortization Period	4 years 10 months 28 days	4 years 11 months 4 days
Customer relationships
Goodwill and Identifiable Intangible Assets.
Gross Carrying Value	$ 711	$ 590
Accumulated Amortization	(240)	(179)
Net Book Value	471	411
Developed technology
Goodwill and Identifiable Intangible Assets.
Gross Carrying Value	780	340
Accumulated Amortization	(289)	(207)
Net Book Value	491	133
Website
Goodwill and Identifiable Intangible Assets.
Gross Carrying Value	251	251
Accumulated Amortization	(205)	(153)
Net Book Value	46	98
Other intangible assets
Goodwill and Identifiable Intangible Assets.
Gross Carrying Value	150	97
Accumulated Amortization	(38)	(33)
Net Book Value	$ 112	$ 64